Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 01, 2011
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000702149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
Prospectus Date	rr_ProspectusDate	Aug. 29, 2011
NC-Cash | Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nccmt702149_SupplementTextBlock

Supplement to

The North Carolina Capital Management Trust:

Cash Portfolio (NCCTX)

Term Portfolio (XAOHX)

August 29, 2011

Prospectus and Statement of Additional Information

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. Shareholders approved a change to Term Portfolio's fundamental concentration policy so that more than 25% of total assets will be invested in securities issued by the financial services industry. This change will take effect on November 1, 2011.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section of the prospectus for Term Portfolio beginning on page 6.

  Investing more than 25% of total assets in the financial services industries.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section of the prospectus for Term Portfolio on page 7.

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

NC-Term | Term Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nccmt702149_SupplementTextBlock

Supplement to

The North Carolina Capital Management Trust:

Cash Portfolio (NCCTX)

Term Portfolio (XAOHX)

August 29, 2011

Prospectus and Statement of Additional Information

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. Shareholders approved a change to Term Portfolio's fundamental concentration policy so that more than 25% of total assets will be invested in securities issued by the financial services industry. This change will take effect on November 1, 2011.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section of the prospectus for Term Portfolio beginning on page 6.

  Investing more than 25% of total assets in the financial services industries.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section of the prospectus for Term Portfolio on page 7.

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

NCX-Cash | Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nccmt702149_SupplementTextBlock

Supplement to

The North Carolina Capital Management Trust:

Cash Portfolio (NCCTX)

Term Portfolio (XAOHX)

August 29, 2011

Prospectus

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. Shareholders approved a change to Term Portfolio's fundamental concentration policy so that more than 25% of total assets will be invested in securities issued by the financial services industry. This change will take effect on November 1, 2011.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section for Term Portfolio beginning on page 6.

  Investing more than 25% of total assets in the financial services industries.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section for Term Portfolio on page 7.

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

NCX-Term | Term Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nccmt702149_SupplementTextBlock

Supplement to

The North Carolina Capital Management Trust:

Cash Portfolio (NCCTX)

Term Portfolio (XAOHX)

August 29, 2011

Prospectus

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. Shareholders approved a change to Term Portfolio's fundamental concentration policy so that more than 25% of total assets will be invested in securities issued by the financial services industry. This change will take effect on November 1, 2011.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section for Term Portfolio beginning on page 6.

  Investing more than 25% of total assets in the financial services industries.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section for Term Portfolio on page 7.

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.